Intangible assets and goodwill - Summary of Intangible Assets and Goodwill Attributable to Significant Cash-Generating Units (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 12,639	€ 8,414
Goodwill	4,623	2,517
Iberia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	4,289
Goodwill	1,275	1,275
Iberia | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		4,289
Australia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	2,698
Goodwill	1,459	0
Australia | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		0
Great Britain
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,740
Goodwill	200	200
Great Britain | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		1,624
Germany
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,060
Goodwill	€ 748	748
Germany | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		€ 1,060